DEBT OBLIGATIONS	6 Months Ended
Jun. 30, 2021
Disclosure of borrowing costs [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Jun. 30, 2021		Dec. 31, 2020
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	—%	—	1.75%	1,357
Brookfield Property Partners’ corporate bonds	4.14%	1,940	4.14%	1,890
Brookfield Property REIT Inc. term debt	2.84%	3,877	2.90%	3,976
Brookfield Property REIT Inc. senior secured notes	5.75%	945	5.75%	945
Brookfield Property REIT Inc. corporate facility	2.39%	1,225	2.41%	1,015
Brookfield Property REIT Inc. junior subordinated notes	1.64%	206	1.66%	206
Subsidiary borrowings	1.63%	270	1.69%	196

Secured debt obligations:
Funds subscription credit facilities(1)	2.52%	301	2.51%	315
Fixed rate	4.27%	26,603	4.27%	28,446
Variable rate	3.23%	20,205	3.61%	16,629
Deferred financing costs		(291)		(258)
Total debt obligations		$55,281		$54,717

Current		11,986		13,074
Non-current		43,295		41,263
Debt associated with assets held for sale		—		380
Total debt obligations		$55,281		$54,717
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2021-2022, however, approximately 2.4% of its debt obligations represent non-recourse mortgages where the partnership has suspended contractual payment. The partnership is currently engaging in modification or restructuring discussions with the respective creditors. These negotiations may, under certain circumstances, result in certain properties securing these loans being transferred to the lenders.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2021			Dec. 31, 2020
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$38,126		$38,126	$37,413		$37,413
British Pounds	7,043		£5,092	6,809		£4,981
Canadian Dollars	4,431	C$	5,493	4,408	C$	5,613
South Korean Won	2,018	₩	2,280,000	2,093	₩	2,280,000
Australian Dollars	1,665	A$	2,220	1,473	A$	1,914
Indian Rupee	1,769	Rs	131,981	2,257	Rs	164,753
Brazilian Reais	181	R$	903	180	R$	936
Chinese Yuan	37	C¥	240	22	C¥	143
Euros	302		€255	320		€262
Deferred financing costs	(291)			(258)
Total debt obligations	$55,281			$54,717
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2020	Debt obligation issuance, net of repayments	Assumed from business combinations	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2021
Debt obligations	$54,717	(159)	1,319	(454)	16	37	(195)	$55,281